SCHEDULE OF VESTING PERCENTAGE ON PARTICIPANT CONTRIBUTIONS (Details) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
Less than 1 year [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	0.00%
1 but Less Than 2 years [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	20.00%
2 but Less Than 3 years [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	40.00%
3 but Less Than 4 years [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	60.00%
4 but Less Than 5 years [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	80.00%
5 or More Years [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%